                        [STAAR(SM) Investment Trust Logo]

From Irrational Exuberance...

to Irrational Pessimism...

to Rational Returns?

[Illustration of bear and bulls appears here]


                               Semi-Annual Report

                           January 1 to June 30, 2002

                              604 McKnight Park Dr.
                              Pittsburgh, PA 15237
                                  412-367-9076

LETTER TO SHAREHOLDERS

August 31, 2002

Dear Shareholder:

         After an encouraging first quarter, the rug was pulled out from underneath investors. The S&P 500 lost over 13% in the second quarter. From the 2000 market peaks to the July 2002 lows, the Dow Jones Industrial Average fell over 34%, the S&P500 was off almost 38% and the NASDAQ plummeted almost 76%! It would seem we went from the "irrational exuberance" of the late 90's to irrational pessimism in just a short couple of years. In good times things are rarely as good as the optimists proclaim. In bad times things are seldom as bad as the doomsayers warn. So where are we? Is it time to experience rational returns once again?

    THE BAD NEWS: - Investor psychology ranges from wary to fearful. There is still a significant "bear" attitude. - Corporate accounting scandals and high-profile bankruptcies have hurt investors' trust. - The economy is vulnerable to another contraction at least partially caused by the first two factors. - Business spending has not picked up enough yet to provide much stimulus. - Price-earnings ratios are still not terribly low by historical standards. - International tensions and terrorism continue to breed a degree of uncertainty and fear. War and/or terrorist attacks could have an initial negative effect on stocks.

[...if stocks resume a rational return reflecting long-term averages, you could make over 10% per year. That kind of return would double your money in about seven years.]

    THE GOOD NEWS: - Interest rates and inflation remain low. - Productivity is up. - Unemployment is manageable. - The economy is still growing. - Technological advances are continuing. - Harsher penalties for wrongdoers and greater scrutiny of accounting practices should make corporate financial statements trustworthy. House- cleaning does, in fact, result in a cleaner house. - The markets have already seen bottoms that are similar to previous multi-year downturns. - The Dow has recovered nicely from the July lows and is showing healthy support patterns at this writing. - Global trends to freer markets and productivity are still in place. - Federal and State governments are increasing spending, which should help stimulate business.

     Historically, the best times to buy stocks (i.e. the S&P 500) have been about half way to three quarters through a recession and during a war. Ironically these are the times when the perception of doom is often at its worst. The media is negative. People are feeling the pain of stock loses and many have pulled out. Pessimism, uncertainty and fear dominate people's thoughts and emotions. But stocks have already taken a beating by then, and it is only a matter of time before savvy investors begin to sense that better times are ahead. At that point stocks can begin a new bull market, sometimes with a vengeance.

     There is always a point where being contrary brings the best results. Indeed, sentiment indicators were at a low toward end of July, which is looking more and more like a bottom. The S&P500 is up nearly 15% since then!

    So what are the alternatives? Money markets are paying around 1-1.5%. Quality intermediate bond funds are yielding 3%-4%. If interest rates stay the same for the next seven years, you can expect to make 1.5% to 5% maximum on "safer" investments. That will hardly give you a "real" return above inflation and taxes.

    But if stocks resume a rational return reflecting long-term averages, you could make over 10% per year. That kind of average return would double your money in about seven years.

    Of course, there will continue to be risks and the future of stocks and bonds cannot be assured or guaranteed. Therefore you should continue to make your investment decisions in the context of careful planning and with the assistance of the appropriate financial advisors

    The detailed information in this report is provided to assist you in understanding your investment. Please feel free to call me personally if you have a question.

    On behalf of the Trustees and people of STAAR Financial Advisors, Inc., I want to thank you for your continued confidence in us. We remain deeply grateful for you and committed to your well being.

                                   Sincerely Yours,

                                   /s/ J. Andre Weisbrod, Trustee

                                   J. Andre Weisbrod, Trustee
                                   President, STAAR Financial Advisors, Inc.,
                                   Advisor to the Trust

STAAR Investment Trust Semi-Annual Report 6/30/02  (Published 8/31/02)   Page 1

Perspective & Performance(1)

    Indexes used for comparisons are selected as being closest to each Fund's objectives. Multiple indexes are used where a single index may not correlate completely with a Fund's objectives, strategies and/or portfolio holdings.

    INTERMEDIATE BOND FUND (IBF)

    A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with an average maturity usually between 3 and 7 years.

       Conditions for bonds were favorable as interest rates fell during the second quarter. The economy continued growth at a slower pace, plus the weak stock market caused investors to seek safer ground in bonds, driving up prices and lowering yields. If interest rates stay in the current range total returns on bonds could be modest at best for the rest of 2002. If the economy picks up, rates should rise, which will result in lower total returns for most bonds. Corporate bonds offer the most disparity in yields largely due to the corporate accounting scandals and fears of more bankruptcies. We are pleased to report that the IBF is ranked in the top 16% for 3 months and the top 32% of all intermediate bond Funds for the period ending 6-28-02 as tracked by Morningstar.

                                            QUARTER  YEAR-TO-DATE              THREE YEAR    FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
           PERFORMANCE FOR PERIODS          ENDING   PERIOD 1/1/02  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL   INCEPTION     INCEPTION
              ENDING 6/30/02(1)             6/30/02   TO 6/30/02     RETURN     RETURN(2)    RETURN(2)  (5/28/97)(2)   (4/4/96)(2)
       INTERMEDIATE BOND FUND (IBF)          3.7%        3.1%        7.5%        6.8%         6.3%          7.4%          5.7%
       Lehman Bros Intermed Gov/Corp Index   3.6%        3.3%        8.2%        7.8%         7.2%          7.4%          7.0%
       Morningstar Interm-Term Bd Fd Avg     2.6%        2.4%        6.4%        6.7%         6.3%          6.5%          6.3%
                          Current Yield as of 6/30/02  4.1%(3)       S.E.C. Yield as of 6/30/02  3.7%(4)
                          Average Maturity.........    5.2 Years     Portfolio Turnover          3.2%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception. (3) Current Yield is calculated by dividing the projected annual income by the current net assets (total portfolio value less accrued expenses) (4) S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

    LONG TERM BOND FUND (LTBF)

    A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with an average maturity over 10 years.

    As indicated above, conditions for bonds were mostly favorable during the second quarter. Corporate bonds face the biggest problems near-term and overall conditions are neutral. We are pleased to report that the LTBF is ranked in the top 32% of all Long Term Bond Funds for the 12 month period ending 6-28-02 as tracked by Morningstar.

                                             QUARTER  YEAR-TO-DATE              THREE YEAR    FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
           PERFORMANCE FOR PERIODS           ENDING   PERIOD 1/1/02  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL   INCEPTION     INCEPTION
              ENDING 6/30/02(1)              6/30/02   TO 6/30/02     RETURN     RETURN(2)    RETURN(2)  (5/28/97)(2)   (4/4/96)(2)
       LONG TERM BOND FUND (LTBF)             3.1%        2.6%        7.6%        5.5%         6.3%          6.7%          6.2%
       Lehman Bros Long-Trm Gov/Corp Index    3.8%        3.3%        8.2%        7.9%         7.5%          7.7%          7.3%
       Morningstar Long-Term Bd Fds Avg       2.5%        2.0%        6.0%        6.2%         5.9%          6.2%          6.2%
                            Current Yield as of 6/30/02.... 5.5%(3)         S.E.C. Yield as of 6/30/02   4.5%(4)
                            Average Maturity............... 11.6 Years      Portfolio Turnover           5.4%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception. (3) Current Yield is calculated by dividing the projected annual income by the current net assets (total portfolio value less accrued expenses) (4) S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

STAAR Investment Trust Semi-Annual Report 6/30/02

    LARGER COMPANY STOCK FUND (LCSF)

    A fund of funds investing in funds that invest in large and larger mid-cap stocks with the objective of Growth with some Income. Individual stocks may be owned.

    Corporate accounting scandals and concerns over corporate earnings rocked stocks in the second quarter. As of this writing, the market has risen well above the July lows and is attempting to build a base from which the next bull market might begin. We are pleased to report that the LCSF is ranked in the top 16% year-to-date, the top 18% for one year and the top 25% for three years of all funds in the Large Company Blend Category for the quarter ending 6-28-02 as tracked by Morningstar.

                                            QUARTER YEAR-TO-DATE              THREE YEAR     FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
           PERFORMANCE FOR PERIODS          ENDING  PERIOD 1/1/02  ONE YEAR   AVG. ANNUAL   AVG. ANNUAL   INCEPTION     INCEPTION
              ENDING 6/30/02(1)             6/30/02  TO 6/30/02     RETURN     RETURN(2)     RETURN(2)  (5/28/97)(2)   (4/4/96)(2)
       LARGER COMPANY STOCK FUND           -10.9%       -9.4%      -13.9%       -5.8%         2.5%         3.3%           5.9%
       S&P 500 Index                       -13.4%      -13.2%      -18.0%       -9.2%         3.7%         4.5%*          8.4%*
       Dow Jones Industrial Average        -10.7%       -6.9%      -10.3%       -4.0%         5.5%         6.3%*         10.0%*
       Mormingstar Large Blend Funds Avg.  -12.5%      -12.5%      -17.4%       -8.1%         2.6%         3.4%*          6.7%*
                                                  Portfolio Turnover     5.3%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception. * Does not include dividends

    SMALLER COMPANY STOCK FUND (SCSF)

    A fund of funds investing in funds that invest in small, micro-cap and smaller mid-cap stocks with an objective of long term growth. Individual stocks may be owned.

    Small stocks were buffeted along with Larger stocks during the second quarter. Recent gains from July lows are encouraging, but it is too early to tell whether the August recovery can be sustained and built upon. Overall we are cautiously optimistic. We are pleased to report that the SCSF has continued to beat the Russell 2000 index over the one, three and five year periods ending 6-28-02.

                                           QUARTER   YEAR-TO-DATE              THREE YEAR    FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
           PERFORMANCE FOR PERIODS         ENDING    PERIOD 1/1/02  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL   INCEPTION     INCEPTION
              ENDING 6/30/02(1)            6/30/02    TO 6/30/02     RETURN     RETURN(2)    RETURN(2)  (5/28/97)(2)   (4/4/96)(2)
       SMALLER CO. STOCK FD (SCSF)          -8.2%       -5.0%        -9.5%       6.3%         7.1%          8.0%          7.8%
       Russell 2000 Index                   -8.4%       -4.7%        -8.6%       1.7%         4.4%          5.5%          6.7%
       Morningstar Small Company Fds Avg    -9.5%       -6.7%        -9.6%       3.7%         5.7%          8.4%          9.3%
                                                    Portfolio Turnover   4.9%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.

STAAR Investment Trust Semi-Annual Report 6/30/02

    INTERNATIONAL FUND (INTF)

A fund of funds investing in funds that primarily invest in foreign stocks, including emerging markets. Individual stocks may be owned.

         International markets moved in concert with the U.S. downturn. It could be argued that there is a stronger up-side potential since international markets in general had lost more value than US markets over the last few years. We are pleased to report that the INTF is ranked in the top third for one year all funds in the Foreign Stock Category for the period ending 6-28-02 as tracked by Morningstar.

                                        QUARTER  YEAR-TO-DATE              THREE YEAR    FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
        PERFORMANCE FOR PERIODS         ENDING   PERIOD 1/1/02  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL   INCEPTION     INCEPTION
           ENDING 6/30/02(1)            6/30/02   TO 6/30/02     RETURN     RETURN(2)    RETURN(2)  (5/28/97)(2)   (4/4/96)(2)
    INTERNATIONAL FUND (INTF)           -3.7%       -1.1%         -8.2%      -5.9%        -2.3%        -1.6%          1.7%
    EAFE Index                          -2.6%       -1.6%         -9.5%     --6.8%        -1.6%        -0.8%          0.9%
    Morningstar Foreign Stock Fds Avg   -3.4%       -1.5%        -10.2%      -4.8%        -0.7%         0.4%          3.0%

                                                   Portfolio Turnover....11.3%


(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.

    ALTCAT (ALTERNATIVE CATEGORIES) FUND (ACF)

A multi-asset global fund of funds that invest in assets hat offer opportunities for growth.

               The AltCat Fund also experienced a disappointing quarter. Very few sectors were untouched by the negative sentiment toward stocks. We are looking for opportunities in battered sectors as well as stronger ones that should continue to show strength in an upturn.

                                           QUARTER  YEAR-TO-DATE              THREE YEAR    FIVE YEAR  SINCE PUBLIC  SINCE PRIVATE
        PERFORMANCE FOR PERIODS            ENDING   PERIOD 1/1/02  ONE YEAR   AVG. ANNUAL  AVG. ANNUAL   INCEPTION     INCEPTION
           ENDING 6/30/02(1)               6/30/02   TO 6/30/02     RETURN     RETURN(2)    RETURN(2)  (5/28/97)(2)   (4/4/96)(2)
    ALTCAT FUND (ACF)                      -9.0%        -5.3%       -9.4%      -0.5%         1.3%          1.9%          3.0%
    Morningstar Multi-Asset Global Fds Avg -2.7%        -1.8%       -4.4%       0.5%         2.6%          4.0%          5.2%

                                                   Portfolio Turnover 0.0%

(1) Total returns include reinvested dividends and gains. (2) The Fund's public registration with the S.E.C. was effective 5/28/97. The Fund was in existence from 4/4/96 to 5/28/97 as a private trust. There were no operational changes as a result of public inception.

Notes regarding performance: Total Return assumes dividends and/or capital gains reinvested. STAAR Fund returns are based on Net Asset Value. Indexes such as the Dow Jones Industrial, EAFE and Lehman Bros. Bond indexes are unmanaged, and therefore have little or no expenses. Morningstar mutual fund averages reflect net returns after expenses with dividend and capital gain distributions reinvested. Performance numbers are quoted directly or derived from data published in the Wall St. Journal ands other public sources and may be preliminary data. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

STAAR Investment Trust Semi-Annual Report 6/30/02

                             INTERMEDIATE BOND FUND
                        PORTFOLIO VALUATION AS OF 6/30/02


                                                        Intermediate Bond Fund
                                                   Portfolio Valuation as of 6/28/02
--------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES OR
                                                      PRINCIPAL                                                       UNREALIZED
                  POSITION                              AMOUNT   UNIT COST     PRICE       COST      VALUE   PERCENT  GAIN/(LOSS)
--------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
      Firstar Treasury Money Market                        900        1.00       1.00       900         900     0.0%         0
      Trust Company STAAR Accessor US Gov't            620,026        1.00       1.00   620,026     620,026    15.7%         0
                                                      --------------------------------------------------------------------------
                                       Subtotal                                         620,926     620,926    15.8%         0

INTERMEDIATE BONDS
   US TREASURY OBLIGATIONS
       US Treasury Note 6.375 due 8/15/02               20,000      100.45     100.59    20,089      20,119     0.5%        29
       US Treasury Note 6.5 due 5/15/05                 20,000      100.19     108.56    20,038      21,713     0.6%     1,675
       US Treasury Note 5.5 due 2/15/08                 20,000      100.42     106.25    20,084      21,250     0.5%     1,166
       US Treasury Note 5.25 due 5/15/04                30,000       97.75     104.53    29,325      31,359     0.8%     2,034
                                                      --------------------------------------------------------------------------
                                        Subtotal                                         89,536      94,441     2.4%     4,905

GOVERNMENT AGENCY OBLIGATIONS
       Fedl Farm Cr Bank 5.35 due12/11/08              115,000       99.11     102.83   113,977     118,255     3.0%     4,277
       Fed Nat'l Mtg Assoc 5.50 7/18/06                 45,000      100.59     103.25    45,267      46,463     1.2%     1,196
       Fed Nat'l Mtg Assoc 6.04 due 2/25/09            115,000      101.12     102.93   116,293     118,370     3.0%     2,076
       Fed Nat'l Mtg Assoc 5.0 due 10/2/08             100,000       99.95      99.88    99,950      99,875     2.5%       (75)
       Fed Nat'l Mtg Assoc 5.25 10/1/09                 75,000       99.68      99.75    74,762      74,813     1.9%        50
       Fed Nat'l Mtg Assoc. 5.25 1/15/09                50,000       98.31     102.16    49,156      51,078     1.3%     1,922
       Fedl Home Ln Mtg Corp Deb 5.25 1/15/06           80,000      100.40     104.25    80,317      83,400     2.1%     3,083
       Fedl Home Ln Mtg Corp Deb 5.125 10/15/08        130,000       98.69     101.84   128,297     132,397     3.4%     4,100
       Fedl Home Ln Mtg Corp Deb 5.25 due 10/25/11     100,000       98.63      97.29    98,625      97,290     2.5%    (1,335)
       Fedl Home Ln Mtg Corp Deb 4.5 due 1/23/06       200,000       99.71     100.93   199,425     201,860     5.1%     2,435
       Fedl Home Ln Bank Bond 6.17 7/30/02              20,000      102.22     100.34    20,443      20,069     0.5%      (374)
       Fedl Home Ln Bank Bond 5.125 9/15/03             35,000       97.67     103.22    34,185      36,127     0.9%     1,941
       Fedl Home Ln Bank Bond 5.925 due 8/14/03         40,000      100.98     103.78    40,391      41,512     1.1%     1,121
       Fedl Home Ln Bank Bond 5.785 4/14/08             50,000      101.84     105.59    50,920      52,797     1.3%     1,877
       Fedl Home Ln Bank Bond 5.835 7/15/08             20,000       99.99     106.00    19,998      21,200     0.5%     1,202
       Fedl Home Ln Bank Bond 5.355 1/05/09             50,000       96.95     103.00    48,475      51,500     1.3%     3,025
       Fed'l Home Ln Bank Bond 5.85 10/11/11           100,000      100.89     100.25   100,888     100,250     2.5%      (638)
       Fed'l Home Ln Bank Bond 5.2 due 12/7/09          75,000       98.63      99.47    73,975      74,602     1.9%       627
       Fed'l Home Ln Bank Bond 5.09 due 7/30/07        150,000      100.12     101.25   150,175     151,875     3.9%     1,700
       Fed'l Home Ln Bank Bond 6.25 due 1/23/12        200,000      100.09     102.66   200,175     205,312     5.2%     5,137
       Fed'l Home Ln Bank Bond 5.0 due 1/22/07         125,000       99.75     101.31   124,681     126,641     3.2%     1,960
       Fed'l Home Ln Bank Bond 6.05 5/17/12            150,000       99.87     101.72   149,800     152,579     3.9%     2,778
       TVA Pwr Bds 1995 Ser 6.375 due 6/15/05           13,000       97.25     107.44    12,643      13,967     0.4%     1,323
                                                      --------------------------------------------------------------------------
                                        Subtotal                                      2,032,819   2,072,229    52.6%    39,410

CORPORATE OBLIGATIONS
       American General Corp. 6.25 3/15/03              50,000      103.07     102.35    51,537      51,175     1.3%      (362)
       AT&T Corp 7.0 due 5/15/05                        50,000      105.15      91.00    52,575      45,500     1.2%    (7,075)
       Bankamerica Corp 5.875 2/15/09                   50,000       96.03     100.82    48,016      50,410     1.3%     2,394
       Bank One Corp 6.875 8/01/06                      40,000      103.58     108.07    41,432      43,228     1.1%     1,796
       CP&L Energy 5.95 3/01/09                         50,000       98.14      99.92    49,071      49,960     1.3%       890
       Chase Manhattan Corp 6.0 due 2/15/09             50,000       98.31     101.63    49,156      50,815     1.3%     1,659
       Columbia/HCA Healthcare 6.87 due 9/15/03         30,000       98.63     103.27    29,588      30,981     0.8%     1,394
       CIT Group 7.375 3/15/03                          75,000      101.00      99.23    75,750      74,423     1.9%    (1,328)
       Ford Motor Cr 6.0 due 1/14/03                    80,000      102.84     101.32    82,268      81,056     2.1%    (1,212)
       GMAC 6.125 9/15/06                              100,000      100.88     101.41   100,875     101,410     2.6%       535
       Hertz Corp 6.625 5/15/08                         50,000      101.40      98.07    50,698      49,035     1.2%    (1,663)
       Household Finl. Corp 5.875 2/1/09                50,000      101.08      96.07    50,542      48,035     1.2%    (2,507)
       IBM Corp Nt Bk Entry 7.25 due 11/01/02           20,000      102.14     101.72    20,427      20,344     0.5%       (83)
       Lehman Brothers 6.625 due 2/05/06                50,000       97.07     105.37    48,534      52,685     1.3%     4,152
       Lehman Brothers 6.625 due 4/01/04                50,000       98.29     104.89    49,147      52,445     1.3%     3,299
       Mellon Financial Co. 6.0 due 3/01/04             40,000      100.09     104.70    40,036      41,880     1.1%     1,844
       Merrill Lynch & Co Nts 6.0 due 2/17/09           40,000       92.72     101.68    37,089      40,672     1.0%     3,584
       Motorola Inc Note 5.8 10/15/08                   40,000       90.24      92.37    36,095      36,948     0.9%       854
       Morgan Stanley Nts 5.625 due 1/20/04             50,000       99.72     103.58    49,859      51,790     1.3%     1,931
       Sears Accept Corp  6.92 due 6/17/04              40,000      104.80     105.40    41,920      42,160     1.1%       240
       TCI Comm Inc 6.375 5/01/03                       35,000       98.73     102.12    34,557      35,742     0.9%     1,185
       Transamerica Fin 7.25 8/15/02                   100,000       99.98     100.60    99,982     100,600     2.6%       618
                                                      --------------------------------------------------------------------------
                                        Subtotal                                      1,139,153   1,151,294    29.2%    12,143
                                                                                      ==========================================
         TOTALS                                                                       3,882,433   3,938,890     100%    56,458

Note: This portfolio valuation does not include accrued income and expenses. Therefore, the total value shown is not the same as the net asset value.

BREAKDOWN BY GENERAL ASSET TYPE
                                          [CHART APPEARS HERE]
                                      Cash & Equivalents              16%
                                      Corporate                       29%
                                      US Treasury & Gov Agency        55%

    BREAKDOWN BY GENERAL RATING
    (S&P and/or Moody's)

                                          [CHART APPEARS HERE]
                                      AAA Rated                       65%
                                      AA Rated                         6%
                                      A Rated                         26%
                                      BBB Rated                        3%

STAAR Investment Trust Semi-Annual Report 6/30/02

                               LONG TERM BOND FUND
                        PORTFOLIO VALUATION AS OF 6/30/02


                                                                 Long Term Bond Fund
                                                          Portfolio Valuation as of 6/28/02
---------------------------------------------------------------------------------------------------------------------------------
                                                     SHARES OR
                                                     PRINCIPAL                                                        UNREALIZED
                      POSITION                        AMOUNT    UNIT COST   PRICE      COST      VALUE      PERCENT   GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
      Firstar Treasury Money Market                     900        1.00      1.00         900        900       0.1%         0
      Trust Company STAAR Accessor US Gov't          81,971        1.00      1.00      81,971     81,971       5.5%         0
                                                     ---------------------------------------------------------------------------
                        Subtotal                                                       82,871     82,871       5.5%         0

   US TREASURY OBLIGATIONS
       US Treasury Bond 7.25 due 5/15/16             75,000      105.59    117.84      79,194     88,383       5.9%     9,189
       US Treasury Bond 7.25 due 8/15/22             20,000      100.81    119.13      20,163     23,825       1.6%     3,663
       US Treasury Bond 6.25 due 8/15/23             35,000      101.94    107.16      35,680     37,505       2.5%     1,824
                                                     ---------------------------------------------------------------------------
                                Subtotal                                              135,036    149,713      10.0%    14,675

   GOVERNMENT AGENCY OBLIGATIONS
       Fedl Nat'l Mtg Assoc. 6.05 due 11/8/13        50,000       99.03     99.94      49,513     49,969       3.3%       457
       Fedl Nat'l Mtg Assoc. 6.37 due 2/25/14        35,000       89.50    101.13      31,325     35,396       2.4%     4,071
       Fedl Home Ln Bank Bond 6.045 due 11/20/14     50,000      100.84     99.63      50,419     49,813       3.3%      (606)
       Fedl Home Ln Bank Bond 5.73 due 9/04/08       25,000       92.56    105.34      23,141     26,336       1.8%     3,195
       Fed'l Home Ln Bank 6.5 due 5/10/17            25,001      280.02    282.00      70,007     70,503       4.7%       496
       Fed'l Home Ln Bank 6.65 due 5/22/17           25,002      159.85    160.94      39,965     40,238       2.7%       273
       Fedl Home Ln Mtg Corp 6.0 due 6/15/11 NC      75,000      102.88    104.69      77,162     78,516       5.2%     1,354
       Fedl Home Ln Mtg Corp 6.42 due 8/19/13        30,000      101.26    102.22      30,379     30,666       2.1%       287
       Fedl Home Ln Mtg Corp 6.875 due 9/15/10       20,000      102.88    111.13      20,576     22,225       1.5%     1,649
       Fedl Home Ln Mtg Corp 6.0 due 9/15/11         50,000      100.15    100.19      50,075     50,095       3.3%        20
       Fedl Home Ln Mtg Corp 6.35 due 4/16/14        20,000      100.13    101.19      20,027     20,238       1.4%       211
       Fedl Home Ln Mtg Corp 4.5 due 1/23/06         30,000       99.81    100.93      29,943     30,279       2.0%       337
       Fedl Home Ln Mtg Corp 6.15 due 10/03/12       60,000      100.69    101.69      60,415     61,013       4.1%       598
       Fed'l Home Ln Mtg Corp 6.5 4/15/17            50,000       99.28     99.21      49,638     49,605       3.3%       (33)
       Fedl Farm Cred Bk 6.9 due 9/08/15 NC          40,000      101.95    110.95      40,780     44,380       3.0%     3,600
                                                     ---------------------------------------------------------------------------
                                Subtotal                                              643,364    659,270      44.1%    15,906

   CORPORATE OBLIGATIONS
       Arkansas Power & Lt 7.0 due 10/1/23           25,000      103.50     96.61      25,875     24,153       1.6%    (1,722)
       Bankamerica Corp MTN 6.0 due 12/23/13         15,000      100.00     98.13      15,000     14,720       1.0%      (280)
       Bear Stearns Cos 7.625 due 2/01/05            40,000       99.69    107.99      39,876     43,196       2.9%     3,321
       Chase Manhattan Corp MTN 6.5 due 5/06/13      15,000      100.25     99.15      15,038     14,873       1.0%      (165)
       Citigroup 7.25 due 10/01/10                   25,000      100.89    108.84      25,222     27,210       1.8%     1,988
       CIT Group 7.375 3/15/03                       50,000      101.00     99.23      50,500     49,615       3.3%      (885)
       Ford Motor Credit MTN 7.0 9/20/10             40,000      101.00     98.61      40,400     39,444       2.6%      (956)
       GMAC 6.875 due 9/15/11                        40,000       99.76     99.28      39,905     39,712       2.7%      (193)
       Gen Mtrs Accpt Corp Nts 7.1 due 3/15/06       20,000       99.31    105.17      19,861     21,034       1.4%     1,173
       Lehman Bros. Holdings 7.0 due 5/12/14         35,000       93.99    100.38      32,896     35,133       2.3%     2,237
       Merrill Lynch 6.33 due 2/25/14                50,000       99.40    100.68      49,700     50,340       2.3%       640
       National City Corp 6.875 05/15/19             80,000      103.55    102.35      82,839     81,880       3.4%      (959)
       NY Telephone Co. 7.0 6/15/13                  30,000      103.34    101.98      31,003     30,594       5.5%      (409)
       United Air Lines Inc 9.75 8/15/21             25,000      105.26     50.00      26,315     12,500       5.5%   (13,815)
       United Technology Corp 6.1 5/15/12            35,000      101.27    103.57      35,445     36,250       2.0%       805
       Time Warner 6.875 6/15/18                     50,000       98.66     85.97      49,329     42,985       0.8%    (6,344)
       Xerox Credit Corp MTN 6.5 due 1/28/13         30,000      100.00     56.00      30,000     16,800       1.1%   (13,200)
       Xerox Credit Corp MTN 6.5 due 2/11/13         35,000      100.00     66.73      35,000     23,356       1.6%   (11,645)
                                                     ---------------------------------------------------------------------------
                                Subtotal                                              644,202    603,793      40.4%   (40,407)
                                                                                   =============================================
         TOTALS                                                                     1,505,473  1,495,646       100%    (9,825)


Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

BREAKDOWN BY GENERAL ASSET TYPE

                                          [CHART APPEARS HERE]
                                   Cash & Equivalents             6%
                                   Corporate                     40%
                                   US Treasury & Gov Agency      54%

    BREAKDOWN BY GENERAL RATING (S&P and/or Moody's)

                                      [CHART APPEARS HERE]
                                      AAA Rated       59%
                                      AA Rated         7%
                                      A Rated         24%
                                      BBB Rated        7%
                                      BB Rated         3%

STAAR Investment Trust Semi-Annual Report 6/30/02

                            LARGER COMPANY STOCK FUND
                        PORTFOLIO VALUATION AS OF 6/30/02


                                                       Larger Company Stock Fund
                                                   Portfolio Valuation as of 6/28/02
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       UNREALIZED
                   POSITION                 SHARES          UNIT COST   PRICE      COST         VALUE       PERCENT    GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
       Putnam Money Market Fund A           3,764.31           1.00      1.00      3,764         3,764       0.1%          0
       Firstar Treasury Money Market          900.00           1.00      1.00        900           900       0.0%          0
       Trust Co. STAAR Accessor US Gov't    96062.51           1.00      1.00     96,063        96,063       3.2%          0
                                            ---------------------------------------------------------------------------------------
                SUBTOTAL                                                         100,727       100,727       3.4%          0

U.S. LARGER CO. STOCK FUNDS
       Washington Mutual Investors Fund     8,825.48          28.60     26.86    252,365       237,053       8.0%    (15,313)
       Fundamental Investors Fund          18,669.94          29.50     25.52    550,854       476,457      16.0%    (74,397)
       Bear Stearns Insider Select A        9,731.12          15.05     15.44    146,453       150,248       5.0%      3,795
       Bear Stearns S&P Stars A             7,896.73          30.08     19.59    237,543       154,697       5.2%    (82,846)
       Janus Twenty                         1,423.19          76.93     32.06    109,482        45,627       1.5%    (63,855)
       Putnam Fund For Growth & Income     21,251.54          18.96     15.99    402,848       339,812      11.4%    (63,036)
       Putnam Investors A                  12,600.92          13.36      9.75    168,325       122,859       4.1%    (45,466)
       ProFunds Bear Svc                    1,771.38          42.34     41.68     75,000        73,831       2.5%     (1,169)
       ProFunds OTC Short Svc               2,086.81         193.54     35.10     75,000        73,247       2.5%     (1,753)
       Torray Fund                         10,490.08          38.50     34.33    403,887       360,124      12.1%    (43,762)
                                            ---------------------------------------------------------------------------------------
                SUBTOTAL                                                       2,421,758     2,033,956      68.3%   (387,802)

U.S. MID-CAP LARGER CO. STOCK FUNDS
       Mairs & Power Growth Fund            9,631.47          44.94     52.97    432,857       510,179      17.1%     77,322
       Longleaf Partners                   13,827.45          24.10     24.11    333,261       333,380      11.2%        119
                                            ---------------------------------------------------------------------------------------
                SUBTOTAL                                                         766,118       843,559      28.3%     77,440
                                                                               ====================================================
       TOTALS                                                                  3,288,603     2,978,241       100%    (310,362)
                                                                               ----------------------------------------------------

Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

    BREAKDOWN BY GENERAL ASSET TYPE
    (Includes estimated cash positions of mutual funds owned by the Fund)

                                                     [CHART APPEARS HERE]
                                                 Bonds                   0%
                                                 Cash & Equivalents     14%
                                                 Domestic Stock         82%
                                                 Foreign Stock           4%
                                                 Other                   0%

        BREAKDOWN BY MANAGEMENT STYLE

                                                     [CHART APPEARS HERE]
                                                Cash & Equivalents        14%
                                                Large Cap Blend           11%
                                                Large Cap Growth          10%
                                                Large Cap Value           37%
                                                Larger Mid-Cap Blend      23%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

STAAR Investment Trust Semi-Annual Report 6/30/02

                           SMALLER COMPANY STOCK FUND
                        PORTFOLIO VALUATION AS OF 6/30/02


                                                  Smaller Company Stock Fund
                                               Portfolio Valuation as of 6/28/02
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       UNREALIZED
                   POSITION                  SHARES           UNIT COST         PRICE    COST       VALUE     PERCENT  GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
      Franklin Money Fund A                 74,996.70           1.00            1.00     74,997      74,997       2.4%         0
      Firstar Treasury Money Market            900.00           1.00            1.00        900         900       0.0%         0
      Trust Co. STAAR Accessor US Gov't     74,530.43           1.00            1.00     74,530      74,530       2.4%         0
                                           ---------------------------------------------------------------------------------------
                Subtotal                                                                150,427     150,427       4.8%         0

U.S. SMALLER CO. STOCK MUTUAL FUNDS
       Ivy US Emerging Growth Fund          10,676.27          28.87           14.95    308,171     159,610       5.0%  (148,560)
       Franklin Small-Mid Cap Growth Fund I 10,057.62          25.85           25.27    259,976     254,156       8.0%    (5,820)
       T Rowe Price New Horizons Fund       12,869.13          25.03           18.84    322,102     242,454       7.7%   (79,647)
       Royce Opportunity Fund               45,899.12           7.80            9.33    357,785     428,239      13.5%    70,453
       Putnam Capital Opportunities Fund A  50,352.03           9.58            9.68    482,612     487,408      15.4%     4,796
       ProFunds Short Small Cap Srv          4,509.92          33.26           32.55    150,000     146,798       4.6%    (3,202)
       Liberty Acorn Z Fund                 32,708.62          17.03           17.26    557,019     564,551      17.8%     7,532
                                           ---------------------------------------------------------------------------------------
                                                                                      2,437,664   2,283,216      72.2%  (154,449)
                Subtotal

U.S. MICROCAP STOCK MUTUAL FUNDS
       Franklin Microcap Value Fund I       23,376.74          19.86           28.22    464,146     659,691      20.9%   195,546
       RS Smaller Co. Growth Fund            4,087.16          25.65           17.12    104,824      69,972       2.2%   (34,852)
                                           ---------------------------------------------------------------------------------------
                Subtotal                                                                568,970     729,664      23.1%   160,693
                                                                                      ============================================
         TOTALS                                                                       3,157,062   3,163,307       100%     6,245


Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

    BREAKDOWN BY GENERAL ASSET TYPE
    (Includes estimated cash positions of mutual funds owned by the Fund)

                                                        [CHART APPEARS HERE]
                                     Bonds                   0%
                                     Cash & Equivalents      9%
                                     Domestic Stock         84%
                                     Foreign Stock           2%
                                     Other                   5%

    BREAKDOWN BY MANAGEMENT STYLE
                                                        [CHART APPEARS HERE]
                                   Cash & Equivalents           9%
                                   Small Cap Blend             13%
                                   Small Cap Growth            21%
                                   Small Cap Value              0%
                                   Smaller Mid-Cap Growth      15%
                                   Smaller Mid-Cap Blend       14%
                                   MicroCap Growth              2%
                                   Microcap Value              21%
                                   Other/Hedge                  5%

Notes: Breakdown percentages are estimated based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

STAAR Investment Trust Semi-Annual Report 6/30/02

                               INTERNATIONAL FUND
                        PORTFOLIO VALUATION AS OF 6/30/02

                                                          International Fund
                                                   Portfolio Valuation as of 6/28/02
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        UNREALIZED
                     POSITION                  SHARES    UNIT COST      PRICE     COST         VALUE         PERCENT    GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
       Putnam Money Market Fund A            47,031.24       1.00        1.00      47,031        47,031         2.3%           0
       Firstar Treasury Money Market            900.00       1.00        1.00         900           900         0.0%           0
       Trust Company STAAR Accessor US Gov't (9,247.99)      1.00        1.00      (9,248)       (9,248)       -0.5%           0
                                             --------------------------------------------------------------------------------------
                        Subtotal                                                   38,683        38,683         1.9%           0

INTERNATIONAL STOCK MUTUAL FUNDS
       Bear Stearns International Equity A    2,733.27      21.63       13.96      59,129        38,156         1.9%     (20,972)
       Europacific Fund                      13,298.03      31.58       26.11     419,960       347,212        17.2%     (72,748)
       Mercury HW International Fund         10,659.87      22.54       20.63     240,308       219,913        10.9%     (20,395)
       Ivy International Fund A              12,169.30      31.12       19.68     378,735       239,492        11.9%    (139,243)
       Putnam International Growth A         18,753.12      20.32       19.18     381,012       359,685        17.8%     (21,328)
       T Rowe Price International Fund       10,539.24      13.16       10.58     138,714       111,505         5.5%     (27,209)
       Templeton Foreign Fund A              20,864.89       9.81        9.63     204,729       200,929        10.0%      (3,800)
       CS International Focus Fund           14,331.73      16.06        9.85     230,199       141,168         7.0%     (89,032)
                                             --------------------------------------------------------------------------------------
                                                                                2,052,786     1,658,059        82.2%    (394,727)
                        Subtotal

DEVELOPING MARKETS MUTUAL FUNDS
       ING Emerging Countries                 1,354.18      22.15       13.99      30,000        18,945         0.9%     (11,055)
       Templeton Developing Markets Trust A  28,645.43      12.67       10.56     362,998       302,496        15.0%     (60,502)
                                             --------------------------------------------------------------------------------------
                        Subtotal                                                  392,998       321,441        15.9%     (71,557)
                                                                                ===================================================
         TOTALS                                                                 2,484,468     2,018,183       100.0%    (466,284)

Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

    BREAKDOWN BY GENERAL ASSET TYPE
    (Includes estimated cash positions of mutual funds owned by the Fund)

                                   [CHART APPEARS HERE]
                             Bonds                       1%
                             Cash & Equivalents          7%
                             Domestic Stock             10%
                             Foreign Emerging Mkts.     16%
                             Foreign Stock              65%
                             Other                       1%

    BREAKDOWN BY MANAGEMENT STYLE
    (Does not include cash positions of mutual funds owned by the Fund.)

                                   [CHART APPEARS HERE]
                               Cash & Equivalents      7%
                               Large Cap Blend        54%
                               Large Cap Growth        5%
                               Large Cap Value        20%
                               Mid Cap Blend           0%
                               Mid Cap Value          14%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

STAAR Investment Trust Semi-Annual Report 6/30/02

                                   ALTCAT FUND
                        PORTFOLIO VALUATION AS OF 6/30/02

                                                               AltCat Fund
                                                      Portfolio Valuation as of 6/28/02
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    UNREALIZED
    POSITION                                      SHARES  NIT COST        PRICE    COST         VALUE      PERCENT  GAIN/(LOSS)
-------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
       Firstar Treasury STAAR Acct                  900     1.00           1.00       900          900       0.1%         0
       Trust Company STAAR Accsessor US Gov't    64,083     1.00           1.00    64,083       64,083       5.4%         0
                                                 ------------------------------------------------------------------------------
                Subtotal                                                           64,983       64,983       5.5%         0

US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
       Muhlenkamp Fund                            3,260    43.82          50.81   142,860      165,652      14.0%    22,793
                                                  -----------------------------------------------------------------------------
                Subtotal                                                          142,860      165,652      14.0%    22,793

GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
       Franklin Mutual Series Discovery Fund I    6,794    19.04          18.06   129,365      122,692      10.4%    (6,674)
      SmallCap World Fund                         5,099    33.91          21.37   172,915      108,967       9.2%   (63,948)
                                                  -----------------------------------------------------------------------------
                Subtotal                                                          302,280      231,659      19.6%   (70,622)

ALTERNATIVE CATEGORIES
       Franklin BioTech Discovery Fund I          1,268    71.36          35.04    90,493       44,433       3.8%   (46,060)
       Franklin Gold Fund I                       2,286    10.00          12.35    22,854       28,229       2.4%     5,376
       Franklin Real Estate Securities Fund I     5,193    15.95          18.42    82,818       95,652       8.1%    12,834
       Franklin Natural Resources Fund I          7,493    16.08          16.13   120,493      120,855      10.2%       362
       Ivy Pacific Opportunities Fund A          10,898     8.36           6.95    91,123       75,739       6.4%   (15,385)
       Templeton Latin America Fund               8,693    10.87           9.04    94,489       78,585       6.7%   (15,904)
       Vanguard Energy                            3,691    24.30          26.75    89,718       98,746       8.4%     9,028
       Vanguard Health Care                       1,055    88.88         108.81    93,769      114,795       9.7%    21,026
       Light Revolution Fund                      4,508    11.14           7.07    50,199       31,872       2.7%   (18,327)
       Invesco Technology II                      1,304    43.75          21.41    57,029       27,911       2.4%   (29,118)
                                               --------------------------------------------------------------------------------
                Subtotal                                                          792,985      716,816      60.8%   (76,169)
                                                                                ===============================================
         TOTALS                                                                 1,303,109    1,179,111     100.0%  (123,998)



Note: This portfolio valuation does not include accrued income and expanses. Therefore, the total value shown is not the same as the net asset value.

    BREAKDOWN BY GENERAL ASSET TYPE
     (Does not include cash positions of mutual funds owned by the Fund. Therefore, actual cash will be higher.)

                                                    [CHART APPEARS HERE]
                                    Cash & Equivalents       10%
                                    Bonds                     2%
                                    Biotech                   4%
                                    Energy & Nat. Res.       17%
                                    Global Flexibly Mgd       8%
                                    Global Smaller Cos.       8%
                                    Health Care               9%
                                    Latin America             6%
                                    Pacific Rim/China         7%
                                    Prec. Metal/Mining        2%
                                    Real Estate & Related     8%
                                    Technology                5%
                                    U.S. Fexibly Mgd         14%

    BREAKDOWN BY MANAGEMENT STYLE
    (Does not include cash positions of mutual funds owned by the Fund.)

                                                  [CHART APPEARS HERE]
                                    Cash & Equivalents      6%
                                    Large Cap Blend        23%
                                    Large Cap Growth       15%
                                    Large Cap Value         0%
                                    Mid Cap Blend          25%
                                    Mid Cap Growth          4%
                                    Mid Cap Value          18%
                                    Small Cap Growth        9%

Notes: Breakdown percentages are estimated based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

STAAR Investment Trust Semi-Annual Report 6/30/02

     STAAR INVESTMENT TRUST FINANCIAL STATEMENTS FINANCIAL STATEMENTS STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2002 (unaudited)

                                                                 IBF      LTBF        LCSF        SCSF       INTF       ACF
                                ASSETS
                                ------

          Investments in Securities at Value Identified       3,938,890  1,495,646   2,978,241  3,163,307  2,018,183   1,179,111
          Cash (not including money market funds)                     0          0           0          0          0           0
          Interest Receivable                                    51,906     16,598         391        184         87          95
                                                Total Assets  3,990,796  1,512,244   2,978,632  3,163,491  2,018,270   1,179,206

                             LIABILITIES
                             -----------
          Accounts Payable for Securities                             0          0           0          0          0           0
          Accounts Payable - Sr. Long-term Debt                       0          0           0          0          0           0
          Accounts Payable- Other (incl. Advisor, TTEE,
          12b-1 Fees)                                             2,493      1,080       2,374      2,497      1,575         920
                                           Total Liabilities      2,493      1,080       2,374      2,497      1,575         920

                              NET ASSETS                      3,988,303  1,511,164   2,976,258  3,160,994  2,016,695   1,178,286
                              ----------                     -------------------------------------------------------------------
                                                              370,754.3  141,934.1   283,565.3  267,003.3  236,062.6   114,254.8
              Shares of Beneficial Interest Outstanding              21         31          89         47         12          49
              -----------------------------------------

                      Net Asset Value Per Share                   10.76      10.65       10.50      11.84       8.54       10.31
                      -------------------------


                                                         STATEMENT OF OPERATIONS
                                                FOR THE SIX MONTH PERIOD ENDED 6/30/02
                                                                        IBF        LTBF     LCSF        SCSF      INTF       ACF
                            INVESTMENT INCOME
                            -----------------
       Mutual Fund Dividends (Including Money Market Funds)             1,834        875    13,030      1,689     2,346      2,388
       Interest                                                        85,018     40,758         0          0         0          0
                                                                    ---------------------------------------------------------------
                                                      Total Income     86,852     41,633    13,030      1,689     2,346      2,388
                                EXPENSES
                                --------
       Advisory Fees                                                   10,308      4,943    13,761     13,327     9,086      5,266
       Custodian fees                                                   2,820      1,183     4,014      4,559     2,602      1,540
       Printing                                                           166         70       236        269       153         91
       Directors Fees                                                     380        159       540        614       350        207
       Registration Fees                                                  298        125       424        482       275        163
       Taxes                                                                0          0         0          0         0          0
       Interest                                                             0          0         0          0         0          0
                                                                    ---------------------------------------------------------------
       Auditing                                                         2,952      1,239     4,201      4,772     2,723      1,612
       Legal                                                              624        262       888      1,009       576        341
       Marketing Distribs: 12-b-1                                       4,059      1,703     3,807      4,011     2,513      1,464
                                                                    ---------------------------------------------------------------
       Other                                                              941        395     1,340      1,522       869        514
                                                    Total Expenses     22,548     10,079    29,211     30,565    19,147     11,198

                                             Net Investment Income     64,304     31,554   (16,181)   (28,876)  (16,801)    (8,810)
                                             ---------------------

       REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS
       -------------------------------------------------            ---------------------------------------------------------------
       Realized Long & Short Term Capital Gains / (Losses)             (1,234)    (2,641)  (15,131)    37,281         0       2,095
       Unrealized Appreciation (Depreciation) during Period            37,243      7,284  (276,977)  (183,155)   (9,917)    (60,672)
                                                                    ---------- ---------- --------- ---------- --------- ----------

STAAR Investment Trust Semi-Annual Report 6/30/02

                   STAAR INVESTMENT TRUST FINANCIAL STATEMENTS
                              FINANCIAL STATEMENTS
                        STATEMENT OF CHANGE IN NET ASSETS
                     FOR THE SIX MONTH PERIOD ENDED 6/30/02


                                                              IBF       LTBF       LCSF       SCSF       INTF         ACF
      Increase/(Decrease) in net Assets from Operations
      -------------------------------------------------
       Net Investment Income                                 64,304     31,554    (16,181)   (28,876)   (16,801)    (8,810)
       Net Realized Gains On Investments                     (1,234)    (2,641)   (15,131)    37,281          0      2,095
       Unrealized Appreciation (Depreciation) of
       Investments                                           37,243      7,284   (276,977)  (183,155)    (9,917)   (60,672)
                                                         ------------------------------------------------------------------
                Net Increase(Decrease) in Net Assets        100,313     36,197   (308,289)  (174,750)   (26,718)   (67,387)
       Resulting from Operations

             Distributions to Shareholders from:
             -----------------------------------
       Investment  Income                                   (51,494)   (22,000)         0          0          0          0
       Realized Long-Term gains                                   0          0          0          0          0          0
                                    Total Distributions     (51,494)   (22,000)         0          0          0          0
                                                         ------------------------------------------------------------------
                  Capital Share Transactions
                  --------------------------
       Purchases                                          1,658,122    468,859    675,834    517,350    288,990    224,511
       Redemptions                                         (638,210)  (220,727)  (234,514)  (229,593)  (170,374)   (73,168)
       Reinvestment of Dividends and Distributions           51,292     31,720          0          0          0          0
       Net Increase in net assets from capital share
       transactions                                       1,071,204    279,852    441,320    287,757    118,616    151,343

                                                         ------------------------------------------------------------------
       Net Assets Beginning of Period                     2,868,286  1,227,041  2,843,228  3,047,986  1,924,799  1,094,330
                                                         ------------------------------------------------------------------
       Net Assets End of Period                           3,988,302  1,511,165  2,976,257  3,160,994  2,016,695  1,178,285
       Total Increase in Net Assets                       1,120,016    284,124    133,029    113,008     91,896     83,955
           Increase/(Decrease) in net Assets from
           --------------------------------------
                       Operations
                       ----------
       Net Investment Income                                 64,304     31,554    (16,181)   (28,876)   (16,801)    (8,810)


                        STATEMENT OF CHANGE IN CASH FLOWS
                     FOR THE SIX MONTH PERIOD ENDED 6/30/02

                                                             IBF        LTBF       LCSF       SCSF       INTF        ACF
            CASH PROVIDED BY OPERATING ACTIVITIES
            -------------------------------------
       Net Increase in Net Assets from Operations           100,313     36,197   (308,289)  (174,750)   (26,718)   (67,388)
       Adjustments Required to reconcile to net assets
       provided by operating activities
           Unrealized (Appreciation) Depreciation of
           Investments                                      (37,243)    (7,284)   276,977    183,155      9,917     60,672
           (Increase) Decrease in Interest Receivable       (11,455)      (451)       (71)        56         60         37
       Increase/(Decrease) in Advisory/TTEE/12b-1 Fees
       Payable                                                 (553)      (388)    (2,143)    (2,277)    (1,530)      (767)
       Increase (Decrease) in Accts. Payable -
       Instruments
       Purch./Other                                               0          0          0          0          0          0
                                                         ------------------------------------------------------------------
       Net Cash Provided by Operating Activities             51,062     28,074    (33,526)     6,184    (18,271)    (7,446)

              CASH USED BY INVESTMENT ACTIVITIES
              ----------------------------------
       Investments Purchased                               (900,006)  (356,013)  (804,650)  (622,293)  (491,620)  (223,863)
       Sales or Redemptions                                 106,234     74,796    163,745    158,819    230,199          0
       Net Used by Investment Activities                   (793,772)  (281,217)  (640,905)  (463,474)  (261,421)  (223,863)

       --------------------------------------------------------------------------------------------------------------------
            CASH PROVIDED BY FINANCING ACTIVITIES
            -------------------------------------
       Shareholder Contributions                          1,658,122    468,859    675,834    517,350    288,990    224,511
       Shareholder Redemptions (including amounts
       re-invested in other Trust portfolios)              (638,210)  (220,727)  (234,514)  (229,593)  (170,374)   (73,168)
       Diistributions Declared                              (51,503)   (31,927)         0          0          0          0
       Distributions Reinvested By Shareholders              51,292     31,720          0          0          0          0

       Net Cash Provided by Financing Activities          1,019,701    247,925    441,320    287,757    118,616    151,343
       --------------------------------------------------------------------------------------------------------------------

          INCREASE/(DECREASE) IN CASH DURING PERIOD         276,991     (5,217)  (233,111)  (169,533)  (161,077)   (79,966)
          -----------------------------------------

       Cash Balance - Beginning of Period (without          343,935     88,082    333,841    319,960    199,760    144,949
       accruals)
       Cash Balance - End of Period (without accruals)      620,925     82,871    100,727    150,427     38,683     64,983
            CASH PROVIDED BY OPERATING ACTIVITIES
            -------------------------------------

STAAR Investment Trust Semi-Annual Report 6/30/02



                             STAAR INVESTMENT TRUST
         SUPPLEMENTARY INFORMATION -- SELECTED PER SHARE DATA AND RATIOS
                 Period from May 28, 1997 through June 30. 2002

--------------------------------------------------------------------------------------------------------------
                                                                   IBF
PER SHARE DATA                       1/1/02 -         1/1/01      1/1/00 -       1/1/99-   1/1/98-   5/28/97-
---------------                      6/30/02          12/31/01    12/31/00      12/31/99   12/31/98  12/31/97
                                  ----------------------------------------------------------------------------
Net Asset Value Beginning Of
Period                                10.59             10.29        9.96        10.45      10.22     $9.97
                                  ----------------------------------------------------------------------------

Net Investment Income                  0.20              0.52        0.55         0.54       0.57      0.33
Net Realized & Unrealized Gains        0.17              0.26        0.32        (0.55)      0.19      0.21
                                  --------------------------------------------------------------------------
Total Income from Operations           0.37              0.78        0.87        (0.01)      0.76      0.54

Distributions from Net Investment
Income                                (0.16)            (0.46)      (0.54)       (0.48)     (0.51)    (0.28)
Distributions from Net Realized
Gains                                  0.00             (0.02)       0.00         0.00      (0.02)    (0.01)
                                  --------------------------------------------------------------------------
Total Distributions to                (0.16)            (0.48)      (0.54)       (0.48)     (0.53)    (0.29)
Shareholders

Net Asset Value End of Period         10.76             10.59       10.29         9.96      10.45    $10.22
                                  ============================================================================
------------------------------------------------------------------------------------------------------------
Total Return                           3.12%             7.56%       9.06%       (0.14)%     7.41%     6.44%
==============================================================================================================

RATIOS
------
Expenses to Avg. Net Assets*           1.10%             0.72%       0.72%        0.72%      0.58%     0.58%
Net Investment Income to Avg. Net
Assets                                 1.92%             4.95%       5.49%        5.28%      5.48%     3.26%
Portfolio Turnover Rate                3.17%            33.76%      14.77%       11.85%     22.54%     6.78%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                        3,988             2,868       1,564        1,574      1,154       622
                                  ============================================================================
      Such ratios are after effect of  2002             2001        2000          1999       1998      1997
                                       ----             ----        ----          ----       ----      ----
     Advisory fees waived of:         $0.00%            $0.00%      $0.00%       $0.00%     $0.13%    $0.13%
                                  ----------------------------------------------------------------------------
                                                                  SCSF
PER SHARE DATA                       1/1/02 -           1/1/01    1/1/00 -      1/1/99-     1/1/98-   5/28/97-
--------------                       6/30/02           12/31/01   12/31/00     12/31/99    12/31/98  12/31/97

Net Asset Value Beginning Of
Period                                12.54             12.54       13.86        11.45      11.45     10.32
                                  ----------------------------------------------------------------------------

Net Investment Income                 (0.11)            (0.10)      (0.09)       (0.09)     (0.05)    (0.02)
Net Realized & Unrealized Gains       (0.63)             0.21        0.28         3.61       0.38      1.47
                                  ----------------------------------------------------------------------------
Total Income from Operations          (0.74)             0.11        0.19         3.52       0.33      1.45

Distributions from Net Investment
Income                                 0.00              0.00        0.00         0.00       0.00      0.00
Distributions from Net Realized
Gains                                  0.00             (0.18)      (1.51)       (1.11)     (0.33)    (0.32)
                                  ----------------------------------------------------------------------------
Total Distributions to                 0.00             (0.18)      (1.51)       (1.11)     (0.33)    (0.32)
Shareholders

Net Asset Value End of Period         11.84             12.47       12.54        13.86      11.45     11.45
                                  ============================================================================
--------------------------------------------------------------------------------------------------------------
Total Return                          -5.59%             0.85%       1.08%       30.78%      2.89%    13.92%
==============================================================================================================
RATIOS
------
Expenses to Avg. Net Assets*           1.61%             0.99%       0.99%        0.99%      0.99%     1.01%
Net Investment Income to Avg. Net
Assets                                -0.89%            -0.81%      -0.59%       -0.73%    (0.47)%    (0.22)%
Portfolio Turnover Rate                4.89%             4.31%       4.05%       33.53%      6.45%     4.04%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                        3,161             3,048       2,669        2,279      1,612     1,177
                                  ----------------------------------------------------------------------------
      Such ratios are after effect of  2002              2001        2000         1999       1998      1997
                                       ----              ----        ----         ----       ----      ----
     Advisory fees waived of:         $0.00%            $0.00%      $0.00%       $0.00%     $0.00%    $0.00%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                                               LTBF
PER SHARE DATA                       1/1/02 -   1/1/01   1/1/00 -   1/1/99-    1/1/98-  5/28/97-
---------------                      6/30/02   12/31/01  12/31/00  12/31/99   12/31/98  12/31/97
                                  ---------------------------------------------------------------
Net Asset Value Beginning Of
Period                                 10.43     10.43    10.09      11.16      10.81   $10.07
                                  ---------------------------------------------------------------

Net Investment Income                   0.24      0.61     0.62       0.60       0.63     0.37
Net Realized & Unrealized Gains         0.03      0.17     0.31      (1.10)      0.30     0.78
                                  ---------------------------------------------------------------
Total Income from Operations            0.27      0.78     0.93      (0.50)      0.93     1.15

Distributions from Net Investment
Income                                 (0.24)    (0.58)   (0.59)     (0.56)     (0.58)   (0.41)
Distributions from Net Realized
Gains                                   0.00     (0.01)     0.00     (0.01)      0.00     0.00
                                  ---------------------------------------------------------------
Total Distributions to                 (0.24)    (0.59)   (0.59)     (0.57)     (0.58)   (0.41)
Shareholders

Net Asset Value End of Period          10.65     10.62    10.43      10.09      11.16   $10.81
                                  ===============================================================
-------------------------------------------------------------------------------------------------
Total Return                            4.43%     7.49%    9.37%     (4.53)%     8.63%   11.41%
=================================================================================================

RATIOS
------
Expenses to Avg. Net Assets*            1.19%     0.81%    0.81%      0.81%      0.69%    0.70%
Net Investment Income to Avg. Net
Assets                                  2.27%     5.73%    6.10%      5.61%      5.70%    3.54%
Portfolio Turnover Rate                 5.38%    25.23%    7.74%      4.10%      6.40%    0.00%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                         1,511     1,227      889        807        598      339
                                  ===============================================================
      Such ratios are after effect of   2002      2001     2000      1999       1998      1997
                                        ----      ----     ----      ----       ----      ----
     Advisory fees waived of:          $0.00%    $0.00%   $0.00%     $0.00%     $0.12%   $0.12%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                               INTF
PER SHARE DATA                        1/1/02 -  1/1/01    1/1/00 -   1/1/99-    1/1/98-  5/28/97-
---------------                       6/30/02   12/31/01  12/31/00  12/31/99   12/31/98  12/31/97

Net Asset Value Beginning Of
Period                                 10.48     10.48    14.08      10.60      10.50    11.73
                                  ---------------------------------------------------------------

Net Investment Income                  (0.07)     0.03     0.02       0.05       0.07     0.12
Net Realized & Unrealized Gains        (0.10)    (1.84)   (2.36)      4.06       0.31    (0.78)
                                  ---------------------------------------------------------------
Total Income from Operations           (0.17)    (1.81)   (2.34)      4.11       0.38    (0.66)

Distributions from Net Investment
Income                                  0.00     (0.03)   (0.02)     (0.05)     (0.08)   (0.10)
Distributions from Net Realized
Gains                                   0.00      0.00    (1.24)     (0.58)     (0.20)   (0.47)
                                  ---------------------------------------------------------------
Total Distributions to                  0.00     (0.03)   (1.26)     (0.63)     (0.28)   (0.57)
Shareholders

Net Asset Value End of Period           8.54      8.64    10.48      14.08      10.60    10.50
                                  ===============================================================
-------------------------------------------------------------------------------------------------
Total Return                          -18.48%   -17.23%  -16.76%     38.76%      3.64%   (5.64)%
=================================================================================================
RATIOS
------
Expenses to Avg. Net Assets*            1.62%     0.99%    0.99%      0.99%      0.99%    0.70%
Net Investment Income to Avg. Net
Assets                                 -0.82%     0.31%    0.15%      0.39%      0.65%    1.04%
Portfolio Turnover Rate                11.29%    15.74%   10.81%     13.12%      2.30%    0.00%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                         2,017     1,925    2,108      2,179      1,608    1,126
                                  ---------------------------------------------------------------
      Such ratios are after effect of  2002       2001     2000      1999       1998      1997
                                       ----       ----     ----      ----       ----      ----
     Advisory fees waived of:          $0.00%    $0.00%   $0.00%     $0.00%     $0.00%   $0.35%
                                  ---------------------------------------------------------------


                                                              LCSF
PER SHARE DATA                       1/1/02 -   1/1/01   1/1/00 -   1/1/99-  1/1/98-   5/28/97-
---------------                     6/30/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
-------------------------------------------------------------------------------------------------
Net Asset Value Beginning Of
Period                              12.85     12.85      13.98     12.99     12.16     $11.66
                                  ------------------------------------------------------------

Net Investment Income               (0.06)    (0.01)     (0.02)    (0.02)     0.03       0.15
Net Realized & Unrealized Gains     (1.08)    (1.26)     (0.32)     2.12      1.56       1.39
                                  ------------------------------------------------------------
Total Income from Operations        (1.14)    (1.27)     (0.34)     2.10      1.59       1.54

Distributions from Net Investment
Income                               0.00      0.00       0.00      0.00     (0.04)     (0.13)
Distributions from Net Realized
Gains                                0.00      0.00      (0.79)    (1.11)    (0.72)     (0.91)
                                  ------------------------------------------------------------
Total Distributions to               0.00      0.00      (0.79)    (1.11)    (0.76)     (1.04)
Shareholders

Net Asset Value End of Period       10.50     11.58      12.85     13.98     12.99     $12.16
                                  ============================================================
----------------------------------------------------------------------------------------------
Total Return                       -18.32%    -9.88%     -2.66%    16.13%    13.10%     13.21%
==============================================================================================

RATIOS
------
Expenses to Avg. Net Assets*         1.63%     0.99%      0.99%     0.99%     1.00%      0.25%
Net Investment Income to Avg. Net
Assets                              -0.53%    -0.11%     -0.14%    -0.13%     0.23%      1.81%
Portfolio Turnover Rate              5.33%    16.09%     19.69%    37.02%    30.21%      7.84%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                      2,976     2,843      2,679     2,430     1,852      1,276
                                  ============================================================
      Such ratios are after effect of 2002      2001      2000      1999      1998      1997
                                      ----      ----     ----      ----       ----      ----
     Advisory fees waived of:       $0.00%    $0.00%     $0.00%    $0.00%    $0.00%     $0.25%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                                               ACF
PER SHARE DATA                       1/1/02 -   1/1/01   1/1/00 -   1/1/99-  1/1/98-   5/28/97-
--------------                       6/30/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97

Net Asset Value Beginning Of
Period                              12.29     12.29      12.35      9.67     10.53      10.68
                                  ------------------------------------------------------------

Net Investment Income               (0.08)    (0.01)      0.01      0.06      0.13       0.11
Net Realized & Unrealized Gains     (0.56)    (1.24)      0.69      2.93     (0.73)     (0.16)
                                  ------------------------------------------------------------
Total Income from Operations        (0.64)    (1.25)      0.70      2.99     (0.60)     (0.05)

Distributions from Net Investment
Income                               0.00      0.00      (0.01)    (0.06)    (0.13)     (0.09)
Distributions from Net Realized
Gains                                0.00    (0.17)      (0.75)    (0.25)    (0.13)     (0.01)
                                  ------------------------------------------------------------
Total Distributions to               0.00    (0.17)      (0.76)    (0.31)    (0.26)     (0.10)
Shareholders

Net Asset Value End of Period       10.31     10.89      12.29     12.35      9.67      10.53
                                  ============================================================
----------------------------------------------------------------------------------------------
Total Return                       -16.09%    -9.99%      5.46%    30.86%    -5.75%     (0.44)%
==============================================================================================
RATIOS
------
Expenses to Avg. Net Assets*         1.62%     0.99%      0.99%     0.99%     0.99%      0.80%
Net Investment Income to Avg. Net
Assets                              -0.74%    -0.08%      0.04%     0.51%     1.24%      1.00%
Portfolio Turnover Rate              0.00%     0.00%      5.11%     4.15%     0.02%      2.74%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                      1,178     1,094        958       570       374        307
                                  ------------------------------------------------------------
      Such ratios are after effect    2002      2001      2000      1999      1998      1997
                                      ----      ----      ----      ----      ----      ----
     Advisory fees waived of:       $0.00%    $0.00%     $0.00%    $0.00%    $0.00%     $0.11%
                                  ------------------------------------------------------------


* Using daily averages


STAAR Investment Trust Semi-Annual Report 6/30/02

[STAAR Investment Trust Logo]

                              OFFICES OF THE TRUST

                              604 McKnight Park Dr.
                              Pittsburgh, PA 15237

                               INVESTMENT ADVISOR

                         STAAR Financial Advisors, Inc.
                              604 McKnight Park Dr.
                              Pittsburgh, PA 15237

                             E-MAIl: staar@iname.com

                          WEB SITE: www.staarfunds.com

                               TRANSFER AGENT FOR
                              SHAREHOLDER ACCOUNTS

                         STAAR Financial Advisors, Inc.
                              604 McKnight Park Dr.
                              Pittsburgh, PA 15237

                                     COUNSEL

                              Alan Lefkowitz, Esq.
                              2488 Mt. Royal Blvd.
                              Pittsburgh, PA 15222

                              INDEPENDENT AUDITORS

                                  Carson & Co.
                              201 Village Commons,
                               Sewickley, PA 15143

                                    TRUSTEES

Jeffrey A. Dewhirst
Sewickley, PA
Investment Banker

Richard Levkoy
Ambridge, PA
Accountant

Thomas J. Smith
Sewickley, PA
Owner/President, CapMasters

John H. Weisbrod
Cranberry, PA
Former President, Sea Breeze
Laboratories, Inc.

J. Andre Weisbrod
Wexford, PA
President, STAAR Financial
Advisors, Inc.

VISIT OUR WEB SITE:
www.staarinvest.com

Performance Updates             [GRAPHIC]
Prospectus and Forms
Articles and Information
The Funny File
STAAR Cards

STAAR Investment Trust

Back Cover